Restructuring - Net Restructuring Expense by Type (Detail) - EUR (€) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Net Restructuring Expense by Type
Restructuring, Staff related		€ 134	€ (36)		€ 134	€ (79)
of which [Abstract]
Termination Payments		134	(42)		132	(85)
Retention Acceleration		0	5		1	6
Social Security		0	0		1	0
Restructuring, Non Staff related	[1]	0	0		0	(1)
Total Net Restructuring Charges		€ 134	€ (36)	[2]	€ 134	€ (80)	[3]

[1]	Contract costs, mainly related to real estate
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	Prior year’s comparatives aligned to presentation in the current year